CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Class A	Class B	Total
Beginning balance at Dec. 31, 2022	$ 45,910	$ 2,462	$ 217,540,733	$ (214,327,424)	$ (2,130,845)			$ 1,130,836
Beginning balance (in shares) at Dec. 31, 2022	4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income				(2,595,941)				(2,595,941)
Share-based compensation			704,565					704,565
Foreign currency translation adjustments					370,885			370,885
Ending balance at Dec. 31, 2023	$ 45,910	$ 2,462	218,245,298	(216,923,365)	(1,759,960)			(389,655)
Ending balance (in shares) at Dec. 31, 2023	4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income				63,569				63,569
Share-based compensation			134,560					134,560
Foreign currency translation adjustments					74,491			74,491
Ending balance at Dec. 31, 2024	$ 45,910	$ 2,462	218,379,858	(216,859,796)	(1,685,469)			(117,035)
Ending balance (in shares) at Dec. 31, 2024	4,591,030,991	246,224,465				4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income				(78,179)				(78,179)
Share-based compensation			37,725					37,725
Foreign currency translation adjustments					9,300			9,300
Ending balance at Dec. 31, 2025	$ 45,910	$ 2,462	$ 218,417,583	$ (216,937,975)	$ (1,676,169)			$ (148,189)
Ending balance (in shares) at Dec. 31, 2025	4,591,030,991	246,224,465				4,591,030,991	246,224,465